Other equity - Summary of Share Based Payment Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Expense for the year	₨ 2,402		₨ 2,278	₨ 2,512
Shares issued during the year	0		2	15
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	8,149		5,886	3,444
Expense for the year	2,402		2,278	2,512
Forfeiture of vested options	(103)
Shares issued during the year	(51)		(15)	(70)
Ending balance	₨ 10,397	$ 122	₨ 8,149	₨ 5,886